Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of revenue [line items]
Revenue	$ 41,505	$ 755	$ 19,171
Research tax credit subsidy	6,447	6,582	6,546
Other subsidies and other	1,265	1,856	7
Other income	7,712	8,438	6,553
Total revenues and other income	49,217	9,193	25,725
France [Member]
Disclosure of revenue [line items]
Revenue	41,505	755	19,171
Other European Countries [Member]
Disclosure of revenue [line items]
Revenue	$ 0	0	0
United States [Member]
Disclosure of revenue [line items]
Revenue		$ 0	$ 0